Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of beneficial interest, $.01 par value per share
Amount Registered | shares	11,937,690
Proposed Maximum Offering Price per Unit	25.61
Maximum Aggregate Offering Price	$ 305,724,240.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,220.52
Offering Note	(1a) Represents the maximum number of common shares of beneficial interest that could be issuable upon exchange of the 3.25% Exchangeable Senior Notes due 2032 of our operating partnership, Kite Realty Group, L.P., assuming a maximum exchange rate of 34.6020 common shares per $1,000 principal amount of notes. Pursuant to Rule 416 of the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of common shares that may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. (1b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based on the average of the high and low prices for the common shares as reported by the New York Stock Exchange on September 17, 2026.